Goodwill and Intangible Assets, Net - Summary of Reporting Units (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 02, 2013 Originations [Member] Goodwill Impairment Test under Step One [Member]	Oct. 02, 2013 Reverse Mortgage [Member] Goodwill Impairment Test under Step One [Member]	Oct. 02, 2013 Insurance [Member] Goodwill Impairment Test under Step One [Member]
Goodwill [Line Items]
Carrying Value	$ 575,468	$ 657,737	$ 580,378	$ 470,291	$ 120,720	$ 281,206	$ 132,376
Estimated Fair Value					265,751	303,747	136,101
Excess Fair Value					$ 145,031	$ 22,541	$ 3,725
%Excess					120.00%	8.00%	3.00%